INCOME TAXES (Tables)	1 Months Ended
Oct. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	Income tax benefit attributable:
October 31,
2016

Net operating loss, carryforward	$5,830.00
Valuation allowance	(5,830.00)
Provision for federal income tax	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of October 31, 2016:

October 31,
2,016
Deferred tax asset attributable to:
Net operating loss carryforward	1,982.00
Less: valuation allowance	(1,982.00)
Net deferred tax asset	-